SCHEDULE OF RESTRICTED STOCK UNITS AND AWARDS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Non-vested beginning	140,491	64,053	62,013
Weighted average fair value, Non-vested beginning	$ 28.97	$ 92.57	$ 126.00
Number of shares, Granted	251,500	182,500	37,445
Weighted average fair value, Granted	$ 0.85	$ 2.73	$ 33.50
Number of shares, Forfeited	(9,750)	(43,426)	(26,772)
Weighted average fair value, Forfeited	$ 2.87	$ 25.72	$ 79.64
Number of shares, vested	(30,625)	(62,636)	(8,633)
Weighted average fair value, Vested	$ 22.22	$ 19.80	$ 130.55
Number of shares, non-vested ending	351,616	140,491	64,053
Weighted average fair value, Non-vested ending	$ 10.17	$ 28.97	$ 92.57